UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [   ];  Amendment Number:
This Amendment  (Check only one.):  [   ]  is a restatement.
				     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Nelson, Benson, & Zellmer, Inc.
Address: 	3200 Cherry Creek South Drive
Suite 730
Denver, CO  80209

13F File Number:   28-1360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas Herrington
Title:		Senior Vice President
Phone:		303-778-6800
Signature, Place, and Date of Signing:

	Thomas Herrington	Denver, Colorado	May 2, 2000

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	123

Form 13F Information Table Value Total:	126535



List of Other included Managers:

  No. 	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp.                      COM              00130H105      685     8700 SH       SOLE                     8700
                                                               408     5175 SH       DEFINED                  5175
Abbott Laboratories Inc.       COM              002824100       92     2625 SH       SOLE                     2625
                                                              1068    30360 SH       DEFINED                 30360
American Home Products         COM              026609107       48      900 SH       SOLE                      900
                                                              1220    22700 SH       DEFINED                 22700
American Int'l Group Inc.      COM              026874107       71      650 SH       SOLE                      650
                                                              1749    15977 SH       DEFINED                 15977
Amgen Inc.                     COM              031162100      258     4200 SH       SOLE                     4200
                                                              1440    23470 SH       DEFINED                 23470
Anheuser Busch Co.             COM              035229103      573     9200 SH       DEFINED                  9200
Apple Computer Inc.            COM              037833100      353     2600 SH       DEFINED                  2600
Bank of New York Inc.          COM              064057102      281     6750 SH       DEFINED                  6750
Bell Atlantic Corp.            COM              077853109      374     6114 SH       SOLE                     6114
                                                               141     2304 SH       DEFINED                  2304
Bristol-Myers Squibb Co.       COM              110122108      394     6800 SH       SOLE                     6800
                                                                99     1700 SH       DEFINED                  1700
CBS Corp.                      COM              12490K107      351     6200 SH       DEFINED                  6200
Cablevision Sys Corp-Cl A      COM              12686C109      213     3500 SH       DEFINED                  3500
Cardinal Health Inc.           COM              14149Y108      511    11146 SH       SOLE                    11146
                                                              1662    36227 SH       DEFINED                 36227
Carnival Cruise Line Inc. Cl A COM              143658102      431    17385 SH       DEFINED                 17385
Chase Manhattan Corp.          COM              16161A108      201     2300 SH       DEFINED                  2300
Chevron Corp.                  COM              166751107      277     3000 SH       SOLE                     3000
                                                               515     5575 SH       DEFINED                  5575
Cisco Systems Inc.             COM              17275R102       31      400 SH       SOLE                      400
                                                              1734    22434 SH       DEFINED                 22434
Citigroup Inc.                 COM              172967101      870    14525 SH       SOLE                    14525
                                                              3066    51215 SH       DEFINED                 51215
Computer Sciences Corp.        COM              205363104      584     7375 SH       SOLE                     7375
                                                              2480    31340 SH       DEFINED                 31340
Conoco Inc. Class A.           COM              208251306       71     2900 SH       SOLE                     2900
                                                               480    19500 SH       DEFINED                 19500
Corning Inc.                   COM              219350105      213     1100 SH       DEFINED                  1100
Dover Corp.                    COM              260003108      383     8000 SH       DEFINED                  8000
EMC Corp.                      COM              268648102       25      200 SH       SOLE                      200
                                                              1278    10140 SH       DEFINED                 10140
El Paso Energy Corp.           COM              283905107      686    17000 SH       SOLE                    17000
                                                              2458    60875 SH       DEFINED                 60875
Electronic Data Systems Corp.  COM              285661104      759    11825 SH       SOLE                    11825
                                                              2145    33415 SH       DEFINED                 33415
Enron Corp.                    COM              293561106      854    11400 SH       SOLE                    11400
                                                              2034    27160 SH       DEFINED                 27160
Exxon Mobil Corp.              COM              30231g102      752     9645 SH       SOLE                     9645
                                                              2861    36709 SH       DEFINED                 36709
First Data Corp.               COM              319963104       83     1866 SH       SOLE                     1866
                                                               266     6000 SH       DEFINED                  6000
General Electric Co.           COM              369604103      654     4200 SH       SOLE                     4200
                                                              8399    53970 SH       DEFINED                 53970
Goldman Sachs Group            COM              38141G104      226     2150 SH       SOLE                     2150
                                                              1764    16760 SH       DEFINED                 16760
Hartford Life Inc.             COM              416592103      170     3625 SH       SOLE                     3625
                                                              2142    45690 SH       DEFINED                 45690
Health Management Associates   COM              421933102        9      600 SH       SOLE                      600
                                                               529    37100 SH       DEFINED                 37100
Hewlett Packard Co.            COM              428236103      585     4400 SH       SOLE                     4400
                                                              1620    12195 SH       DEFINED                 12195
Home Depot Inc.                COM              437076102       19      300 SH       SOLE                      300
                                                              2286    35435 SH       DEFINED                 35435
Intel Corp.                    COM              458140100      135     1020 SH       SOLE                     1020
                                                              1349    10225 SH       DEFINED                 10225
International Business Machine COM              459200101       24      200 SH       SOLE                      200
                                                              1034     8761 SH       DEFINED                  8761
Interpublic Group Cos. Inc.    COM              460690100     2203    46620 SH       DEFINED                 46620
J D Edwards & Co.              COM              281667105      371    11400 SH       DEFINED                 11400
Johnson & Johnson              COM              478160104      162     2300 SH       SOLE                     2300
                                                              2222    31635 SH       DEFINED                 31635
Kohl's Corp.                   COM              500255104     1131    11030 SH       DEFINED                 11030
Lucent Technologies            COM              549463107      468     7639 SH       DEFINED                  7639
MBNA Corp.                     COM              55262L100      219     8592 SH       SOLE                     8592
                                                              2157    84594 SH       DEFINED                 84594
MCI Worldcom Inc.              COM              55268b106      485    10713 SH       SOLE                    10713
                                                              2382    52575 SH       DEFINED                 52575
Marsh & Mclennan Cos.          COM              571748102      998     9050 SH       SOLE                     9050
                                                              3311    30015 SH       DEFINED                 30015
Medtronic Inc.                 COM              585055106     1288    25045 SH       DEFINED                 25045
Merck & Co.                    COM              589331107      556     8950 SH       SOLE                     8950
                                                              2754    44322 SH       DEFINED                 44322
Microsoft Corp.                COM              594918104      223     2100 SH       DEFINED                  2100
Motorola Inc.                  COM              620076109      460     3150 SH       DEFINED                  3150
Northern Trust Corp.           COM              665859104      797    11800 SH       SOLE                    11800
                                                              1770    26195 SH       DEFINED                 26195
Omnicom Group Inc.             COM              681919106       56      600 SH       SOLE                      600
                                                              2142    22875 SH       DEFINED                 22875
Oracle Corp.                   COM              68389x105     1152    14760 SH       DEFINED                 14760
Pepsico, Inc.                  COM              713448108      671    19250 SH       SOLE                    19250
                                                              2102    60285 SH       DEFINED                 60285
Procter & Gamble Co.           COM              742718109      449     7950 SH       SOLE                     7950
                                                              2226    39390 SH       DEFINED                 39390
SBC Communications Inc.        COM              78387G103      488    11584 SH       SOLE                    11584
                                                              1862    44199 SH       DEFINED                 44199
Safeway Inc.                   COM              786514208      729    16100 SH       SOLE                    16100
                                                              2555    56455 SH       DEFINED                 56455
Schlumberger Ltd.              COM              806857108      413     5400 SH       SOLE                     5400
                                                              2852    37280 SH       DEFINED                 37280
Solectron Corp.                COM              834182107      473    11800 SH       SOLE                    11800
                                                              1392    34700 SH       DEFINED                 34700
Sprint Corp. (FON)             COM              852061100      291     4600 SH       DEFINED                  4600
State Street Boston Corp.      COM              857477103      184     1900 SH       SOLE                     1900
                                                              2671    27575 SH       DEFINED                 27575
Sun Microsystems               COM              866810104       21      220 SH       SOLE                      220
                                                              1115    11895 SH       DEFINED                 11895
Tennant Co.                    COM              880345103     3252   104894 SH       DEFINED                104894
Teradyne Inc.                  COM              880770102      328     4000 SH       DEFINED                  4000
Texas Instruments Inc.         COM              882508104      240     1500 SH       DEFINED                  1500
Time Warner Inc.               COM              887315109      740     7400 SH       SOLE                     7400
                                                              3295    32955 SH       DEFINED                 32955
Wal Mart Stores Inc.           COM              931142103      877    15515 SH       DEFINED                 15515
Walgreen Co.                   COM              931422109      147     5700 SH       SOLE                     5700
                                                              2896   112450 SH       DEFINED                112450
Walt Disney Co.                COM              254687106       68     1660 SH       SOLE                     1660
                                                               477    11575 SH       DEFINED                 11575
Warner-Lambert Co.             COM              934488107      293     3000 SH       SOLE                     3000
                                                               415     4245 SH       DEFINED                  4245
Wells Fargo Bank               COM              949746101       81     2000 SH       SOLE                     2000
                                                              1042    25566 SH       DEFINED                 25566
Wrigley Wm Jr. Co.             COM              982526105      285     3704 SH       DEFINED                  3704
St. Mary Ld & Expl Co.                          792228108      927    31030 SH       DEFINED                 31030
American Clay Works & Supply                    MI400130A      319 17360.000SH       DEFINED             17360.000
BP Amoco PLC - Sponsored ADR                    055622104      237     4457 SH       SOLE                     4457
                                                              2822    52997 SH       DEFINED                 52997
Nokia Corp. - Sponsored ADR                     654902204      990     4460 SH       DEFINED                  4460
Nortel Networks Corp.                           665815106      530     4200 SH       DEFINED                  4200